UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2015
UNREALIZED LOSSES ON SECURITIES [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

	2015
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)

Corporate debt securities	$28,284	$(88)	$1,285	$(5)	$-	$-	$29,569	$(93)
Foreign Debt Securities 1	4,780	(16)	501	(1)	-	-	5,281	(17)
U.S. government agency securities	21,318	(94)	-	-	-	-	21,318	(94)
Obligations of states and political subdivisions	697	(5)	-	-	-	-	697	(5)
Collateralized mortgage obligations:
Agency	22,504	(121)	21,243	(663)	16,092	(125)	59,839	(909)

Total	$77,583	$(324)	$23,029	$(669)	$16,092	$(125)	$116,704	$(1,118)

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[1]

U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	2014
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)

U.S. government agencies securities	$-	$-	$-	$-	$9,882	$(118)	$9,882	$(118)
Collateralized mortgage obligations:
Agency	73,738	(1,133)	30,320	(643)	12,668	(321)	116,726	(2,097)

Total	$73,738	$(1,133)	$30,320	$(643)	$22,550	$(439)	$126,608	$(2,215)

Schedule of Changes in the Credit Loss
	Twelve Months Ended
	June 30,
	2015	2014
	(Dollars in Thousands)

Beginning balance	$302	$316
Initial credit impairment	-	-
Subsequent credit impairment	-	19
Reductions for amounts recognized in earnings due to intent or requirement to sell	-	-
Reductions for securities sold	-	-
Reduction for actual realized losses	(54)	(33)
Reduction for increase in cash flows expected to be collected	-	-
Ending Balance	$248	$302